UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

803 W. Michigan Street

Milwaukee, WI 53233

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

803 West Michigan Street

Milwaukee, WI 53233

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1. Schedule of Investments.

Strategic Latin America Fund

Schedule of Investments

As of June 30, 2012 (Unaudited)

Principal Amount		Value
	Corporate Bonds – 54.8%
	Brazil – 19.0%
$300,000	Banco BMG S.A. 6.50%, 3/14/2014	$264,750
	Banco Cruzeiro do Sul S.A.
200,000	7.00%, 7/8/2013	106,000
200,000	8.50%, 2/20/2015	105,000
	Banco Daycoval S.A.
300,000	6.50%, 3/16/2015	307,500
300,000	6.25%, 1/28/2016	305,250
100,000	Banco Fibra S.A. 5.13%, 4/29/2013	99,565
800,000	Banco Industrial e Comercial S.A. 6.25%, 1/20/2013	801,640
400,000	Banco Santander Brasil S.A. 4.50%, 4/6/2015	401,160
100,000	Bertin S.A. / Bertin Finance Ltd. 10.25%, 10/5/2016	100,625
100,000	Braskem International Ltd. 9.38%, 6/1/2015	114,440
500,000	Empresa Energetica de Sergipe / S.A. de Eletrificacao da Paraiba 10.50%, 7/19/2013	530,625
300,000	Gol Finance 7.50%, 4/3/2017[1]	248,625
1,100,000	JBS S.A. 10.50%, 8/4/2016	1,168,750
500,000	Tam Capital, Inc. 7.38%, 4/25/2017[1]	505,625
		5,059,555
	Colombia – 2.2%
500,000	AES Chivor & Cia SCA ESP 9.75%, 12/30/2014[1]	580,325
	El Salvador – 3.0%
400,000	AES El Salvador Trust 6.75%, 2/1/2016	401,000
400,000	Telemovil Finance Co., Ltd. 8.00%, 10/1/2017[1]	409,320
		810,320

	Germany – 1.1%
300,000	Dresdner Bank A.G. 7.25%, 9/15/2015	304,727

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Strategic Latin America Fund

Schedule of Investments - Continued

As of June 30, 2012 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	Mexico – 24.1%
$800,000	Alestra S.A. 11.75%, 8/11/2014[1]	$896,000
1,300,000	Cemex Finance LLC 9.50%, 12/14/2016[1]	1,277,250
700,000	Controladora Mabe S.A. C.V. 6.50%, 12/15/2015	715,750
500,000	Credito Real S.A. de C.V. 10.25%, 4/14/2015[1]	525,625
300,000	Desarrolladora Homex S.A.B. de C.V. 7.50%, 9/28/2015[1]	305,250
1,500,000	Financiera Independencia S.A.B. de C.V. 10.00%, 3/30/2015	1,517,100
200,000	Grupo Elektra S.A. de C.V. 7.25%, 8/6/2018[1]	194,210
700,000	Grupo Petrotemex S.A. de C.V. 9.50%, 8/19/2014[1]	771,750
200,000	Urbi Desarrollos Urbanos S.A.B. de C.V. 8.50%, 4/19/2016[1]	204,000
		6,406,935
	Paraguay – 1.4%
350,000	Banco Bilbao Vizcaya Argentaria Paraguay S.A. 9.75%, 2/11/2016	358,750
	Peru – 1.4%
350,000	Banco de Credito del Peru 4.75%, 3/16/2016[1]	363,352
	United States – 2.6%
218,113	Continental Airlines 2007-1 Class C Pass-Through Trust 7.34%, 4/19/2014[1]	220,294
300,000	International Lease Finance Corp. 6.38%, 3/25/2013	307,500
150,000	Nextel Communications, Inc. 7.38%, 8/1/2015[1]	150,938
		678,732
	Total Corporate Bonds (Cost $14,938,660)	14,562,696

Number of Shares		Value
	Common Stocks – 41.8%
	Consumer Discretionary – 5.0%
40,000	Desarrolladora Homex S.A.B. de C.V. - ADR (Mexico)*	616,000
28,000	Ford Motor Co.	268,520

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Strategic Latin America Fund

Schedule of Investments - Continued

As of June 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Consumer Discretionary (Continued)
25,000	Gafisa S.A. - ADR (Brazil)*	$63,500
18,000	Grupo Televisa S.A. - ADR (Mexico)	386,640
		1,334,660
	Consumer Staples – 0.8%
84,000	Alicorp S.A. (Peru)	220,597

	Energy – 4.9%
14,500	Hess Corp.	630,025
35,500	Petroleo Brasileiro S.A. - ADR (Brazil)	666,335
		1,296,360

	Financials – 10.7%
30,000	Banco Davivienda S.A. (Colombia)	370,168
71,000	Bank of America Corp.	580,780
12,951	Citigroup, Inc.	354,987
50,000	Grupo Financiero Banorte S.A.B. de C.V. - Cl. O (Mexico)	259,188
4,000	JPMorgan Chase & Co.	142,920
37,000	MetLife, Inc.	1,141,450
		2,849,493

	Industrials – 5.4%
142,000	Empresas ICA S.A.B. de C.V. - ADR (Mexico)*	986,900
100,000	Ferreyros S.A. (Peru)	85,538
20,000	Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)*	88,200
71,000	Grana y Montero S.A. (Peru)	219,752
30,000	Salfacorp S.A. (Chile)	62,115
		1,442,505

	Materials – 11.9%
260,356	Cemex S.A.B. de C.V. - ADR (Mexico)*	1,752,197
15,000	Cia de Minas Buenaventura S.A. - ADR (Peru)	569,700
140,006	Corp Aceros Arequipa S.A. (Peru)	87,717
20,000	Empresas CMPC S.A. (Chile)	79,776
3,000	Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	167,010
9,096	Southern Copper Corp. (Peru)	286,615
11,000	Vale S.A. - ADR (Brazil)	218,350
		3,161,365

	Utilities – 3.1%
50,000	Empresa de Distribucion Electrica de Lima Norte S.A. (Peru)	72,219
501,576	Empresa de Energia de Bogota S.A. (Colombia)	279,908
21,000	Enersis S.A. - ADR (Chile)	392,700

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Strategic Latin America Fund

Schedule of Investments - Continued

As of June 30, 2012 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Utilities (Continued)
28,000	Luz del Sur SAA (Peru)	$73,742
		818,569
	Total Common Stocks (Cost $13,268,553)	11,123,549

	Exchange Traded Funds – 1.3%
2,000	iShares MSCI Brazil Index Fund (Brazil)	103,600
4,000	iShares MSCI Mexico Investable Market Index Fund (Mexico)	245,800
	Total Exchange Traded Funds (Cost $365,707)	349,400

Principal Amount		Value
	Short-Term Investments – 1.2%
$311,184	UMB Money Market Fiduciary , 0.01%	311,184
	Total Short-Term Investments (Cost $311,184)	311,184

	Total Investments – 99.1% (Cost $28,884,104)	26,346,829

	Other Assets in Excess of Liabilities – 0.9%	247,165

	Total Net Assets – 100.0%	$26,593,994

ADR – American Depositary Receipt
LLC – Limited Liability Company

* Non-income producing security.
[1] Callable.

See accompanying Notes to Schedule of Investments.

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Strategic Latin America Fund

SUMMARY OF INVESTMENTS

As of June 30, 2012 (Unaudited)

Country	Percent of Total Net Assets
Mexico	40.1%
Brazil	23.3%
United States	15.4%
Peru	7.4%
Colombia	4.6%
El Salvador	3.0%
Chile	2.6%
Paraguay	1.3%
Germany	1.1%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2012 (Unaudited)

Note 1 – Organization

Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities. The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Fund’s net asset value per share (“NAV”) is calculated. The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day. If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Tax Information

At June 30, 2012, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$28,954,286

Gross unrealized appreciation	$429,261
Gross unrealized depreciation	(3,036,718)
Net unrealized depreciation	$(2,607,457)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

  Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

  Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2012, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments:
Common Stocks[1]	$10,284,208	$839,341	$-	$11,123,549
Exchange Traded Funds	349,400	-	-	349,400
Foreign Corporate Bonds	-	14,562,696	-	14,562,696
Short-Term Investments	311,184	-	-	311,184
Total Investments	$10,944,792	$15,402,037	$-	$26,346,829

1 For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

*The Fund did not hold any Level 3 securities during the period end June 30, 2012.

It is the Fund’s policy to recognize transfers between Levels at the end of the period. The Fund did not hold Level 2 securities at March 31, 2012. The Fund, as of June 30, 2012, did hold Level 2 securities due to specific foreign markets observing holiday market closure, resulting in a stale price utilized from the previous market close in accordance with procedures adopted by the Board of Trustees. A security’s classification as Level 1 or Level 2 within this Fund can move on a daily basis throughout the year depending on whether or not the Fund has determined the value of securities principally traded in foreign markets has become stale between the close of the foreign exchanges and the time the Funds calculate their NAV. Per the Fund’s procedures adopted by the Board of Trustees, if the price has become stale, a fair value adjustment will be made to the impacted securities and these fair value adjusted securities are considered to be priced using Level 2 inputs.

The following is a reconciliation of transfers between Levels from March 31, 2012 to June 30, 2012, represented by recognizing the June 30, 2012 market value of securities previously classified as Level 1 as of March 31, 2012 that transferred hierarchies to Level 2 as of June 30, 2012:

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Strategic Latin America Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

June 30, 2012 (Unaudited)

Transfers into Level 1	$-
Transfers out of Level 1	(839,341)
Net transfers in (out) of Level 1	$(839,341)
-
Transfers into Level 2	$839,341
Transfers out of Level 2	-
Net transfers in (out) of Level 2	$839,341

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Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Strategic Latin America Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	8/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	8/28/12

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	8/28/12

* Print the name and title of each signing officer under his or her signature.

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